SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade accounts payable	$ 751,422	$ 362,890
Accrued liabilities	2,031,545	402,540
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 2,816,676	$ 799,139